FRANKLIN TEMPLETON INVESTMENTS
ONE FRANKLIN PARKWAY
SAN MATEO, CA  94403-1906

September 27, 2019

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Franklin Mutual Series Funds (the “Registrant”)
File No.: 333-233335
Rule 497(j) Filing

Dear Sir or Madam:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the combined prospectus/ proxy statement dated September 24, 2019, statement of additional information dated September 24, 2019 and proxy card that would have been filed under paragraph (b) of Rule 497 would not have differed from that filed in Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on September 23, 2019 (Accession No. 0001137439-19-000455).

If you have any questions or comments regarding this filing, please telephone Kenneth Greenberg at (215) 564-8149, or in his absence, please contact Amy Smith, Esq. at (215) 564-8104.

Very truly yours, Franklin Mutual Series Funds /s/ Marianne Kim Marianne Kim, Esq. Assistant Secretary